NYSE

15008477

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC
NOV 24 2015
Washington, DC 20549

November 24, 2015

CERT NYS
001-11444

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 1.900% Senior Notes due 2023 of MAGNA INTERNATIONAL INC. under the Exchange Act of 1934.

Sincerely,